Loss for the Year - Summary of Detailed Information about Loss After Charging Expenses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Staff costs:
Salaries and other allowances	$ 10,356	$ 14,966	$ 18,871
Retirement benefits scheme contributions	499	662	749
Share-based payment expenses	12,685	3,582	8,122
Total staff costs	23,540	19,210	27,742
Depreciation of plant and equipment	87	162	133
Depreciation of right-of-use assets	587	593	528
Amortization of intangible assets	20	20	20
Impairment loss of an intangible asset	0	0	3,000
Other expense	$ 46,003	$ 6,608	$ 4,522